Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, other than below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NASDAQ Notice

On April 3, 2023, the Company received a letter (the “Letter”) from the staff at The Nasdaq Global Market (“Nasdaq”) notifying the Company that, for the 30 consecutive trading days prior to the date of the Letter, the Company’s common stock had traded at a value below the minimum $50,000,000 “Market Value of Listed Securities” (“MVLS”) requirement set forth in Nasdaq Listing Rule 5450(b)(2)(A), which is required for continued listing of the Company’s common stock on Nasdaq. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq.

In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until October 2, 2023, to regain compliance. The Letter notes that to regain compliance, the Company’s common stock must trade at or above a level such that the Company’s MVLS closes at or above $50,000,000 for a minimum of ten consecutive business days during the compliance period, which ends October 2, 2023. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market).

If the Company does not regain compliance by October 2, 2023, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

The Company intends to actively monitor the Company’s MVLS between now and October 2, 2023, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.

Working Capital Loans

On May 5, 2023, the sponsor loaned the company $250,000 under the working capital loan program. The loan is subject to the same terms as the $650,000 working capital loaned during 2022.

Extension Payment

On May 8 2023, the Company deposited $125,000 into the Trust Account in connection with the Company’s extension.

Tax Payment

On May 9, 2023, the Company received a notice from the IRS stating an additional $182,308 of federal income taxes are due by May 22, 2023. The Company intends on making this payment on or before June 30, 2023.

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of the financial statements. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except for the subsequently paid shareholder redemptions as described in Note 1 and the uncertainty regarding impacts of recent disruptions in the U.S. Banking System described in Note 9.